Share capital (Details Narrative) - $ / shares	11 Months Ended
	Mar. 31, 2025	Apr. 11, 2024
IfrsStatementLineItems [Line Items]
Number of ordinary per share	$ 1
Number of ordinary shares issued and fully paid	1
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Par value per share	$ 0.00001	$ 0.00001